Structured entities	12 Months Ended
Dec. 31, 2018
Structured entities
Structured entities

24 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions. As well as being a key element of securitisations, SEs are also used in fund management activities in order to segregate custodial duties from the provision of fund management advice.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to an SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements. RBS arranges securitisations to facilitate client transactions and undertakes own asset securitisations to sell or to fund portfolios of financial assets. RBS also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

RBS involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by RBS, or (in the case of whole loan programmes) purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on RBS balance sheet.

	2018				2017
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m

Mortgages - RoI	2,817	778	2,239	3,017	4,073	—	4,688	4,688
Cash deposits	221				518
	3,038				4,591

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Other credit risk transfer securitisations

RBS also transfers credit risk on originated loans and mortgages without the transfer of assets to an SE. As part of this, RBS enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2018, debt securities in issue by such SEs (and held by third parties) were £596 million (2017 - £398 million). The associated loans and mortgages at 31 December 2018 were £8,402 million (2017 - £6,092 million).

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. RBS retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by RBS and the related covered bonds included within other financial liabilities. At 31 December 2018, £9,446 million (2017 - £8,915) of loans to customers and £478 million (2017 - £76 million) of debt investments provided security for debt securities in issue and other borrowing of £6,627 million (2017 - £6,307 million).

Unconsolidated structured entities

RBS’s interests in unconsolidated structured entities are analysed below

	2018			2017
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	590	164	754	884	131	1,015
Derivative assets	495	325	820	660	117	777
Derivative liabilities	(223)	(332)	(555)	(561)	(131)	(692)
Total	862	157	1,019	983	117	1,100

Non trading assets
Loans to customers	1,636	544	2,180	1,243	120	1,363
Other financial assets	4,461	—	4,461	3,888	141	4,029
Total	6,097	544	6,641	5,131	261	5,392

Liquidity facilities/loan commitments	2,138	213	2,351	2,117	455	2,572
Guarantees	3	10	13	229	5	234

Maximum exposure	9,100	924	10,024	8,460	838	9,298